Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016		Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		¥ 27,367		¥ 16,891
Derivative assets, gross amounts recognized		38,933		35,038
Derivative assets, gross amounts offset in the consolidated balance sheets, assets		(10,943)		(12,773)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		27,990		22,265
Other assets		37,855		36,038
Derivative liabilities, gross amounts recognized		25,073		40,209
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities		(10,943)		(12,773)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		14,130		27,436
Policy Liabilities and Policy Account Balances		795,001		1,254,483
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		37,855		36,038
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances		795,001		1,254,483
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		16,227		8,168
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		10,152		8,723
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[1]	0		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[1]	0		0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[1]	0		0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		33,747		25,123
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	(5,757)		(2,858)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		27,990		22,265
Other assets		37,855		36,038	[3]
Total financial assets		2,183,737		2,632,216
Derivative liabilities, gross amounts recognized		19,870		29,619
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	(5,757)		(2,858)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		14,113		26,761
Accounts Payable				5,533
Policy Liabilities and Policy Account Balances		795,001		1,254,483
Total financial liabilities		814,871		1,289,635
Fair Value, Measurements, Recurring | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		93		890
Derivative liabilities, gross amounts recognized		5,921		1,221
Fair Value, Measurements, Recurring | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		8,789		12,103
Derivative liabilities, gross amounts recognized		3,637		6,177
Fair Value, Measurements, Recurring | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		18,294		5,719
Derivative liabilities, gross amounts recognized		6,655		12,268
Fair Value, Measurements, Recurring | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		6,571		6,411
Derivative liabilities, gross amounts recognized		3,601		9,788
Fair Value, Measurements, Recurring | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		37,855	[3]	36,038
Fair Value, Measurements, Recurring | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		56		165
Fair Value, Measurements, Recurring | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Accounts Payable				5,533
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	795,001		1,254,483
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	20,673		15,361
Fair Value, Measurements, Recurring | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		725,821		1,190,131
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,347,890		1,356,840
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		497,355	[6]	527,592
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		169,534		161,477
Fair Value, Measurements, Recurring | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		410,779		287,613
Fair Value, Measurements, Recurring | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		3,461		7,280
Fair Value, Measurements, Recurring | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		97,186		69,976
Fair Value, Measurements, Recurring | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		58,230		147,970
Fair Value, Measurements, Recurring | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	111,345		154,932
Fair Value, Measurements, Recurring | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		17,751		8,723
Fair Value, Measurements, Recurring | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	17,751		8,723
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		48		6
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0		0
Other assets		0		0	[3]
Total financial assets		136,987		181,427
Derivative liabilities, gross amounts recognized		533		762
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0		0
Accounts Payable				0
Policy Liabilities and Policy Account Balances		0		0
Total financial liabilities		533		762
Fair Value, Measurements, Recurring | Level 1 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 1 | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 1 | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		48		6
Derivative liabilities, gross amounts recognized		533		762
Fair Value, Measurements, Recurring | Level 1 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 1 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		0	[3]	0
Fair Value, Measurements, Recurring | Level 1 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 1 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Accounts Payable				0
Fair Value, Measurements, Recurring | Level 1 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	0		0
Fair Value, Measurements, Recurring | Level 1 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	0		0
Fair Value, Measurements, Recurring | Level 1 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		37,592		50,902
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		99,347		130,519
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		988	[6]	0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	98,359		130,519
Fair Value, Measurements, Recurring | Level 1 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	0		0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		25,491		13,247
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0		0
Other assets		0		0	[3]
Total financial assets		1,883,414		2,297,107
Derivative liabilities, gross amounts recognized		19,337		28,857
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0		0
Accounts Payable				0
Policy Liabilities and Policy Account Balances		0		0
Total financial liabilities		19,337		28,857
Fair Value, Measurements, Recurring | Level 2 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		93		890
Derivative liabilities, gross amounts recognized		5,921		1,221
Fair Value, Measurements, Recurring | Level 2 | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		581		233
Derivative liabilities, gross amounts recognized		3,637		6,177
Fair Value, Measurements, Recurring | Level 2 | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		18,246		5,713
Derivative liabilities, gross amounts recognized		6,122		11,506
Fair Value, Measurements, Recurring | Level 2 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		6,571		6,411
Derivative liabilities, gross amounts recognized		3,601		9,788
Fair Value, Measurements, Recurring | Level 2 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		0	[3]	0
Fair Value, Measurements, Recurring | Level 2 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		56		165
Fair Value, Measurements, Recurring | Level 2 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Accounts Payable				0
Fair Value, Measurements, Recurring | Level 2 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	0		0
Fair Value, Measurements, Recurring | Level 2 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	20,673		15,361
Fair Value, Measurements, Recurring | Level 2 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		688,229		1,139,229
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,149,021		1,129,270
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		496,367	[6]	527,592
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		169,534		161,477
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		410,774		287,613
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		58,693		47,318
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		667		81,718
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	12,986		23,552
Fair Value, Measurements, Recurring | Level 2 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 2 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	0		0
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		8,208		11,870
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[2]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0		0
Other assets		37,855		36,038	[3]
Total financial assets		163,336		153,682
Derivative liabilities, gross amounts recognized		0		0
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[2]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0		0
Accounts Payable				5,533
Policy Liabilities and Policy Account Balances		795,001		1,254,483
Total financial liabilities		795,001		1,260,016
Fair Value, Measurements, Recurring | Level 3 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 3 | Options held/written and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		8,208		11,870
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 3 | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 3 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 3 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		37,855	[3]	36,038
Fair Value, Measurements, Recurring | Level 3 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 3 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Accounts Payable				5,533
Fair Value, Measurements, Recurring | Level 3 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[4]	795,001		1,254,483
Fair Value, Measurements, Recurring | Level 3 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	0		0
Fair Value, Measurements, Recurring | Level 3 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		99,522		97,051
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	[6]	0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		5		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		3,461		7,280
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		38,493		22,658
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		57,563		66,252
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[7]	0		861
Fair Value, Measurements, Recurring | Level 3 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		17,751		8,723
Fair Value, Measurements, Recurring | Level 3 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[8]	¥ 17,751		¥ 8,723

[1]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 "Fair Value Measurements."
[2]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[3]	Certain subsidiaries elected the fair value option under ASC 825 ("Financial Instruments") for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥36,038 million and ¥37,855 million as of March 31, 2015 and 2016, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2015 and 2016, see Note 23 "Life Insurance Operations."
[4]	A certain subsidiary elected the fair value option under ASC 825 ("Financial Instruments") for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥1,254,483 million and ¥795,001 million as of March 31, 2015 and 2016, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2015 and 2016, see Note 23 "Life Insurance Operations."
[5]	A certain subsidiary elected the fair value option under ASC 825 ("Financial Instruments") on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in "Other (income) and expense, net" in the consolidated statements of income were gains from the change in the fair value of the loans of ¥116 million and ¥246 million for fiscal 2014 and 2015 and a loss from the change in the fair value of the loans of ¥71 million for fiscal 2016. No gains or losses were recognized in earnings for fiscal 2014, 2015 and 2016 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loan held for sale as of March 31, 2015, were ¥14,431 million and ¥15,361 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥930 million. The amounts of aggregate unpaid principal balance and aggregate fair value as of March 31, 2016, were ¥19,848 million and ¥20,673 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥825 million. As of March 31, 2015 and 2016, there were no loans that were 90 days or more past due, in non-accrual status, or both.
[6]	A certain subsidiary that has newly become a consolidated subsidiary of the Company during fiscal 2016, elected the fair value option under ASC 825 ("Financial Instruments") for investments in foreign government bond securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income was a loss of ¥9 million from the change in the fair value of those investments for fiscal 2016. The amounts of aggregate fair value elected the fair value option was ¥988 million as of March 31, 2016.
[7]	A certain subsidiary elected the fair value option under ASC 825 ("Financial Instruments") for investments in equity securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥333 million and ¥1,070 million and a loss of ¥202 million from the change in the fair value of those investments for fiscal 2014, 2015 and 2016. The amount of aggregate fair value elected the fair value option were ¥8,168 million and ¥16,227 million as of March 31, 2015 and 2016, respectively.
[8]	Certain subsidiaries elected the fair value option under ASC 825 ("Financial Instruments") for investments in some funds. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥1,412 million and ¥1,301 million and a loss of ¥4 million from the change in the fair value of those investments for fiscal 2014, 2015 and 2016. The amounts of aggregate fair value were ¥8,723 million and ¥10,152 million as of March 31, 2015 and 2016, respectively.